Investor A, B, C, Institutional and Class R | BLACKROCK BASIC VALUE FUND, INC.
Fund Overview Key Facts About BlackRock Basic Value Fund, Inc.
Investment Objective
The investment objective of the BlackRock Basic Value Fund, Inc. (the “Fund”) is to seek capital appreciation and, secondarily, income by investing in securities, primarily equity securities, that management of the Fund believes are undervalued and therefore represent basic investment value.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” and the “Intermediary-Defined Sales Charge Waiver Policies” sections on pages 22 and A-1, respectively, of the Fund’s prospectus and in the “Purchase of Shares” section on page II-72 of Part II of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Investor A, B, C, Institutional and Class R - BLACKROCK BASIC VALUE FUND, INC.	Investor A Shares		Investor B Shares		Investor C Shares		Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.25%		none		none		none	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	4.50%	[2]	1.00%	[3]	none	none
[1]	A contingent deferred sales charge (“CDSC”) of 1.00% (0.75% with respect to Investor A Shares held prior to December 1, 2015) is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	The CDSC is 4.50% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on Investor B Shares. (See the section “Details About the Share Classes — Investor B Shares” in the Fund’s prospectus for the complete schedule of CDSCs.)
[3]	There is no CDSC on Investor C Shares after one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Investor A, B, C, Institutional and Class R - BLACKROCK BASIC VALUE FUND, INC.		Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee	[1]	0.41%	0.41%	0.41%	0.41%	0.41%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none	0.50%
Other Expenses	[2]	0.16%	0.59%	0.20%	0.13%	0.24%
Total Annual Fund Operating Expenses	[3]	0.82%	2.00%	1.61%	0.54%	1.15%
Fee Waivers and/or Expense Reimbursements	[1],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1],[4]	0.82%	2.00%	1.61%	0.54%	1.15%
[1]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 37, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds (“ETFs”) managed by BlackRock or its affiliates that have a contractual management fee, through October 31, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.
[2]	Other Expenses have been restated to reflect current fees.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average new assets given in the Fund’s most recent annual report, which do not include the restatement of Other Expenses to reflect current fees.
[4]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 37, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.22% (for Class R Shares) of average daily net assets through October 31, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Investor A, B, C, Institutional and Class R - BLACKROCK BASIC VALUE FUND, INC. - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor A Shares	604	773	956	1,485
Investor B Shares	653	977	1,278	2,022
Investor C Shares	264	508	876	1,911
Institutional Shares	55	173	302	677
Class R Shares	117	365	633	1,398

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Investor A, B, C, Institutional and Class R - BLACKROCK BASIC VALUE FUND, INC. - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor B Shares	203	627	1,078	2,022
Investor C Shares	164	508	876	1,911

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests primarily in equity securities that Fund management believes are undervalued, which means that their prices are less than Fund management believes they are worth. Equity securities primarily consist of common stock, preferred stock, securities convertible into common stock, or securities or other instruments whose price is linked to the value of common stock. Fund management places particular emphasis on companies with below average price/earnings ratios that may pay above average dividends. The Fund invests primarily in common stock of U.S. companies, but the Fund may invest up to 25% of its total assets in the securities of foreign companies. The Fund focuses primarily on companies with market capitalizations of over $5 billion.
Principal Risks of Investing in the Fund
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund.
  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:
  The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
  Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
  The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
  The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
  Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
  Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
  The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe. These events may affect the value and liquidity of certain of the Fund’s investments.
  Investment Style Risk — Because different kinds of stocks go in and out of favor depending on market conditions, the Fund’s performance may be better or worse than other funds with different investment styles (e.g., growth vs. value, large cap vs. small cap).
  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Performance Information
The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the Russell 1000® Value Index which is relevant to the Fund because it has characteristics similar to the Fund’s investment strategies. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com or can be obtained by phone at 800-882-0052.
Investor A Shares ANNUAL TOTAL RETURNS BlackRock Basic Value Fund, Inc. As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 17.58% (quarter ended June 30, 2009) and the lowest return for a quarter was -20.50% (quarter ended December 31, 2008). The year-to-date return as of September 30, 2017 was 2.43%.
As of 12/31/16 Average Annual Total Returns
Average Annual Total Returns - Investor A, B, C, Institutional and Class R - BLACKROCK BASIC VALUE FUND, INC.	1 Year	5 Years	10 Years
Investor A Shares	12.07%	12.62%	5.15%
Investor A Shares | Return After Taxes on Distributions	11.27%	9.58%	3.17%
Investor A Shares | Return After Taxes on Distributions and Sale of Fund Shares	7.45%	9.64%	3.70%
Investor B Shares	12.56%	12.41%	4.91%
Investor C Shares	16.27%	12.93%	4.87%
Institutional Shares	18.54%	14.14%	6.02%
Class R Shares	17.81%	13.45%	5.35%
Russell 1000® Value Index (Reflects no deduction for fees, expenses or taxes)	17.34%	14.80%	5.72%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B, Investor C, Institutional and Class R Shares will vary.